Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000030134 | 14938019
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030134 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000030134 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030134 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030134 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192686 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	9.60%
C000192686 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000192686 | AA
Holdings [Line Items]
Percent of Total Investments	28.70%
C000192686 | A
Holdings [Line Items]
Percent of Total Investments	19.10%
C000192686 | BBB
Holdings [Line Items]
Percent of Total Investments	33.60%
C000192686 | BB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000192686 | B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090717 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	25.80%
C000090717 | AAA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090717 | AA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000090717 | A
Holdings [Line Items]
Percent of Total Investments	24.20%
C000090717 | BBB
Holdings [Line Items]
Percent of Total Investments	19.30%
C000090717 | BB
Holdings [Line Items]
Percent of Total Investments	8.90%
C000090717 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000090717 | CCC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090717 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000091758 | 14940888
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000091758 | 14938046
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091758 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000091758 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000091758 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000091758 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091758 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091758 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%